Schedule of Other Income Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Line Items]
Interest income	$ 4	$ 5	$ 23		$ 17		$ 15
Charges from early extinguishments of debt			0		(6)		(23)
Equity investment gain	0	10	10	[1]	0	[1]	0	[1]
Foreign currency exchange gains (losses)			2		(3)		3
Gains on sales of certain assets			0		0		16
Alternative fuel mixture credit			0	[2]	0	[2]	375	[2]
Other	6	5	(7)		0		(8)
Other income, net	$ 10	$ 20	$ 28		$ 8		$ 378

[1]	For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.
[2]	Through December 31, 2009, the U.S. Internal Revenue Code allowed an excise tax credit for alternative fuel mixtures produced by a taxpayer for use as a fuel in a taxpayer's trade or business.